Intangible Asset - Schedule of Intangible Asset (Details) - MYR (RM)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Cost
Net carrying amount	RM 49,821,454	RM 53,758,340
Supply/Service Agreements [Member]
Cost
Net carrying amount	17,259,989	18,853,219
Computer system [Member]
Cost
Net carrying amount	10,411,355	12,755,011
Goodwill [Member]
Cost
Net carrying amount	22,150,110	22,150,110
Cost [Member]
Cost
Beginning balance	139,749,131	169,932,568
Written off		(30,183,437)
Ending balance		139,749,131
Cost [Member] | Supply/Service Agreements [Member]
Cost
Beginning balance	31,864,594	31,864,594
Written off
Ending balance		31,864,594
Cost [Member] | Computer system [Member]
Cost
Beginning balance	78,000,000	108,183,437
Written off		(30,183,437)
Ending balance		78,000,000
Cost [Member] | Goodwill [Member]
Cost
Beginning balance	29,884,537	29,884,537
Written off
Ending balance		29,884,537
Accumulated amortization and impairment loss [Member]
Cost
Beginning balance	(85,990,791)	(81,173,350)
Charge for the period	(3,936,886)	(18,931,458)
Written off		29,893,433
Impairment loss		(15,779,416)
Ending balance	(89,927,677)	(85,990,791)
Accumulated amortization and impairment loss [Member] | Supply/Service Agreements [Member]
Cost
Beginning balance	(13,011,375)	(9,824,916)
Charge for the period	(1,593,230)	(3,186,459)
Written off
Impairment loss
Ending balance	(14,604,605)	(13,011,375)
Accumulated amortization and impairment loss [Member] | Computer system [Member]
Cost
Beginning balance	(65,244,989)	(71,348,434)
Charge for the period	(2,343,656)	(15,744,999)
Written off		29,893,433
Impairment loss		(8,044,989)
Ending balance	(67,588,645)	(65,244,989)
Accumulated amortization and impairment loss [Member] | Goodwill [Member]
Cost
Beginning balance	(7,734,427)
Charge for the period
Written off
Impairment loss		(7,734,427)
Ending balance	RM (7,734,427)	RM (7,734,427)